Income taxes - Rate reconciliation (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 21, 2017	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Computed "expected" tax benefit	35.00%					21.00%	21.00%
State income tax benefit						2.80%	3.40%
Permanent differences						(0.50%)	(0.30%)
Foreign rate differential						0.20%	(0.10%)
Remeasurement gain (loss)						0.50%	0.00%
Tax credits						2.20%	2.30%
Valuation allowance						(1.10%)	(0.50%)
Transaction costs						(0.40%)	(0.10%)
Deferred rate change						(0.30%)	(0.20%)
GILTI inclusion						(0.0050)	(0.0130)
Other						(0.20%)	0.90%
Effective Income Tax Rate Reconciliation, Percent, Total		26.70%	23.10%	27.00%	23.60%	23.70%	25.10%